Fair Value Measurements (Details) - Schedule of fair value of the Level 3 liability	6 Months Ended
Jun. 30, 2021 USD ($)
Warrant Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value as of December 31, 2020
Initial fair value of warrant liability and FPA liability	18,421,695
Transfer out of Level 3 to Level 1	(8,494,567)
Change in fair value	(4,455,365)
Fair value as of June 30, 2021	5,471,763
FPA Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value as of December 31, 2020
Initial fair value of warrant liability and FPA liability	53,954
Transfer out of Level 3 to Level 1
Change in fair value	1,458,454
Fair value as of June 30, 2021	$ 1,512,408